Major Customers (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / Customers	Dec. 31, 2019 USD ($)
Major Customers (Details) [Line Items]
Revenues from customers (in Dollars) | $	$ 5,129,000	$ 2,445,000	$ 4,808,000
Revenues [Member]
Major Customers (Details) [Line Items]
Number of customers	3	4	4
Concentration risk, percentage	54.00%	41.00%	49.00%
Number customers required extended payment terms | $ / Customers		2
Provision Bad Debt		50.00%